Transactions with Related Parties - Tsakos Energy Management Limited (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Management incentive award	$ 2,575,000	$ 1,142,000
Supervisory services per month, per vessel	20,400	20,400	$ 20,400
Supervisory services	3,016,000	3,346,000	2,224,000
Operating conventional vessels
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500
Chartered out on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	35,800	35,800
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	$ 35,000	35,000
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Special award paid		425,000
Years required for cancellation written notice for agreement	1
Days required for cancellation written notice for agreement	10
Compensation to Management company after contract termination with Directors	$ 166,281,000
Tsakos Energy Management Limited | Two equity offerings
Related Party Transaction [Line Items]
Special award paid		$ 460,000
Special award declared			$ 860,000
Third Party Manager | LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	25,800
Third Party Manager | Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees	13,900
Third Party Manager | Aframax Maria Princess
Related Party Transaction [Line Items]
Monthly management fees	13,900
Third Party Manager | VLCC Ulysses
Related Party Transaction [Line Items]
Monthly management fees	13,900
Third Party Manager | Aframax Sapporo Princess
Related Party Transaction [Line Items]
Monthly management fees	$ 14,200